COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 11. COMMITMENTS AND CONTINGENCIES

Legal Matters

The Company is periodically involved in litigation claims arising in the ordinary course of business. Legal fees and other costs associated with such actions are expensed as incurred. In addition, the Company assesses, in conjunction with its legal counsel, the need to record a liability for litigation and contingencies. The Company reserves costs relating to these matters when a loss is probable, and the amount can be reasonably estimated.

In March 2024, Polaris Processing, LLC (“Polaris”) filed an arbitration demand against New Rise Reno related to unpaid invoices and alleged violations of a non-solicitation provision under an Operations and Maintenance Services Agreement. In April 2024, the parties entered into a settlement agreement under which New Rise Reno agreed to pay Polaris $1,700,000.

Subsequent to making the settlement payments through outside legal counsel, New Rise Reno was informed that approximately $950,000 of the payments had not been received by Polaris and were misdirected due to a cybersecurity incident affecting outside legal counsel. New Rise Reno’s legal counsel is in the process of pursuing insurance recovery, and direct recovery from the law firm, for the misdirected funds. However, New Rise Reno remains obligated to Polaris for the unpaid amount. In October 2024, Polaris filed a complaint seeking summary judgment for the unpaid amount.

As of June 30, 2026, and December 31, 2025, the Company recorded a liability of $950,000 within accrued expenses and other current liabilities and a corresponding other receivable of $950,000 for the amount expected to be recovered from New Rise Reno’s legal counsel. This matter is expected to be resolved within the next twelve months.

Phillips 66 Contract

On May 23, 2017, New Rise Reno entered into the P66 Agreement whereby Phillips 66 would sell to New Rise Reno 100% of the feedstocks required for the production of renewable diesel at the New Rise Reno facility and purchase from New Rise Reno 100% of the renewable diesel produced at the facility, in both cases expected to be approximately 2,000 barrels per day; renewable diesel is a biofuel that is chemically equivalent to petroleum diesel and can be used as a “drop-in fuel” which means it can be used in existing diesel engines without the need for modification. Under terms of the agreement, feedstock was supplied to New Rise Reno at spot pricing plus transportation, terminal, and logistics expenses plus a per gallon fixed fee. For the sale of renewable diesel, Phillips 66 purchased 100% of the renewable diesel at a price per gallon based on current index prices for renewable diesel and other tax-based credits.

In May 2024, New Rise Reno in and Phillips 66 entered into an addendum to the P66 Agreement, with an initial term of five years from the commencement date of September 1, 2024, that extended the supply and offtake agreement to include feedstocks for renewable products and the sale of renewable products produced by New Rise Reno to Phillips 66. Under the amended terms of the agreement, the terms of the feedstock price remained unchanged from the original agreement with Phillips 66 charging New Rise Reno for transportation and logistics costs, and terminal, storage, blending and distribution fees to bring the renewable products to market. At the end of the initial five-year term, the amended agreement provided for automatic renewed for two successive additional periods of five years, for a potential total duration of 15 years, unless earlier terminated. On October 1, 2025, New Rise Reno and Phillips 66 entered into an amendment whereby New Rise Reno would no longer pay for the feedstock at the time of delivery. Phillips 66 would consign the feedstock to new Rise Reno by delivering it into the tanks of New Rise Reno. Pursuant to such amendment, Phillips 66 retained the right to have the feedstock reloaded onto railcars for delivery to another location of Phillips 66’s choosing. New Rise Reno does not own the feedstock but bears the risk of loss should the material be damaged or destroyed. On April 2, 2026, Phillips 66 delivered notice to New Rise Reno of termination of the P66 Agreement, and the P66 Agreement was terminated as of May 1, 2026.

In connection with the termination, Phillips 66 also notified XCF Global of (1) suspension of its performance obligations under the P66 Agreement, including all product purchase, delivery, receipt, and payment obligations; (2) demand of performance assurance, pursuant to Section 13.3 of the P66 Agreement; and (3) its intent to exercise its rights of setoff under Section 22.5 of the Agreement and applicable law, whereby amounts owed by Phillips 66 to New Rise may be applied against amounts owed by New Rise to Phillips 66, including feedstock receivables and any accelerated obligations.

As a result of the termination of the Phillips 66 agreement, the Company identified $1,655,291 included in accounts receivable that is no longer collectible. The Company has written this off to bad debt expense which is included in operating expenses on the unaudited condensed consolidated statement of operations and the unaudited condensed consolidated statement of cash flows.

As of the date of this filing, the Company continues to evaluate the termination notice and has engaged in settlement discussions with Phillips 66. Phillips 66 has requested the return of feedstock. The parties disagree over whether title to the feedstock has transferred to New Rise Renewables and over the amount that Phillips 66 is owed in connection with the feedstock. As of the date of this filing, New Rise Renewables and Phillips 66 continue to discuss the settlement of this matter. While XCF Global believes the amount due to Phillips 66 is significantly less than the amount claimed, the resolution of the disagreement is uncertain and there can be no assurance that the Company will prevail in its position.

Employee Separation Agreements

On January 9, 2026, XCF entered into a Transition Agreement with Simon Oxley, the Company’s Chief Financial Officer effective immediately. In accordance with the Transition Agreement with Mr. Oxley, the Company granted 5,246,260 restricted stock units and $81,500 in unpaid salary and fringe benefits for 2025 (collectively “backpay”). The Company agreed to use its commercially reasonable best efforts to file a registration statement covering the shares of Class A common stock, par value $0.0001 per share underlying the RSUs within ninety days following the date the shares underlying the RSUs are issued.

On February 2, 2026, the Company separated with Gregory Surette, the Company’s Chief Strategy Officer. Mr. Surette has not agreed to the Company’s proposed Separation Agreement. The Company is continuing to negotiate a settlement with Mr. Surrette.  On July 29, 2026, Mr. Surette filed an arbitration claim against the Company with the American Arbitration Association.

On January 2, 2026, the Company separated with Deep Singal, the Company’s Director of Business Development. As part of the formal Separation Agreement the Company and in consideration of certain covenants the Company granted 425,675 restricted stock units and $19,640 in unpaid salary and fringe benefits for 2025 (collectively “backpay”). The Company agreed to use its commercially reasonable best efforts to file a registration statement covering the shares of Class A common stock, par value $0.0001 per share underlying the RSUs within ninety days following the date the shares underlying the RSUs are issued.

On February 2, 2026, the Company separated with Gregory Savarese, the Company’s Chief Marketing Officer. The Separation Agreement remains unsigned. Mr. Savarese has filed an arbitration claim against the Company with the American Arbitration Association.

On January 2, 2026, the Company separated with Jae Ryu, the Company’s Head of Land Development. The Company entered into a formal Separation Agreement and in consideration for certain covenants the Company granted 928,245 restricted stock units and $31,874 in unpaid salary and fringe benefits for 2025 (collectively “backpay”). The Company agreed to use its commercially reasonable best efforts to file a registration statement covering the shares of Class A common stock, par value $0.0001 per share underlying the RSUs within ninety days following the date the shares underlying the RSUs are issued.

On April 30, 2026, Pamela Abowd resigned from her position as Chief Accounting Officer. On May 1, 2026, the Company entered into a Consulting Agreement with Pamela Abowd effective April 30, 2026. The Consulting Agreement calls for the payment of $160,000 in four equal installments of $40,000 on the first business day of each month through August 31, 2026, the last month of the consulting agreement.

During the six month ended June 30, 2026, certain employees and contractors (“Terminated Individuals”) were terminated in the normal course of business. In accordance with the Terminated Individuals agreements, the Company has recognized all payments and share issuances required by the agreements. Additionally, in accordance with the agreements, certain Terminated Employees have forfeited their right to certain share grants. Upon cancellation of these shares, the Company has reversed the associated expense recognized in prior periods.

Accrued separation expense	$4,680,000
Stock based compensation for RSU issued upon separation	1,724,914
Other payments	283,315
Forfeiture of RSUs[1]	(6,702,745)
Severance expense, net	$(14,516)

(1)	Reversal of previously recognized stock-based compensation expense.

NOTE 11. COMMITMENTS AND CONTINGENCIES

Legal Matters

The Company is periodically involved in litigation claims arising in the ordinary course of business. Legal fees and other costs associated with such actions are expensed as incurred. In addition, the Company assesses, in conjunction with its legal counsel, the need to record a liability for litigation and contingencies. The Company reserves costs relating to these matters when a loss is probable, and the amount can be reasonably estimated.

In March 2024, Polaris Processing, LLC (“Polaris”) filed an arbitration demand against New Rise Reno related to unpaid invoices and alleged violations of a non-solicitation provision under an Operations and Maintenance Services Agreement. In April 2024, the parties entered into a settlement agreement under which New Rise Reno agreed to pay Polaris $1,700,000.

Subsequent to making the settlement payments through outside legal counsel, New Rise Reno was informed that approximately $950,000 of the payments had not been received by Polaris and were misdirected due to a cybersecurity incident affecting outside legal counsel. New Rise Reno’s legal counsel is in the process of pursuing insurance recovery for the misdirected funds. However, New Rise Reno remains obligated to Polaris for the unpaid amount. In October 2024, Polaris filed a complaint seeking summary judgment for the unpaid amount.

As of December 31, 2025 and 2024, the Company recorded a liability of $950,000 within accrued expenses and other current liabilities and a corresponding other receivable of $950,000 for the amount expected to be recovered from New Rise Reno’s legal counsel. This matter is expected to be resolved within the next twelve months.